Subordinated Liabilities - Other disclosures (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Feb. 28, 2018 EUR (€)	Dec. 31, 2018 GBP (£) item £ / shares	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Financial instruments
Number of issuance of convertible preference shares | item					3	3
Notional amount										€ 318,807
Issuance By Banco Santander S.A. In March 2014 [Member]
Financial instruments
Notional amount										€ 1,500
Interest rate (as a percent)					6.25%				6.25%	6.25%
Initial interest rate term					5 years	5 years
Adjustment to reference rate, after initial interest rate period					5.41%				5.41%	5.41%
Reference rate, after initial interest rate period					5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2014 [Member]
Financial instruments
Notional amount | $									$ 1,500
Interest rate (as a percent)					6.375%				6.375%	6.375%
Initial interest rate term					5 years	5 years
Adjustment to reference rate, after initial interest rate period					4.788%				4.788%	4.788%
Reference rate, after initial interest rate period					5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member]
Financial instruments
Notional amount										€ 1,500
Interest rate (as a percent)					6.25%				6.25%	6.25%
Initial interest rate term					7 years	7 years
Reprice term					5 years	5 years
Adjustment to reference rate, after initial interest rate period					5.64%				5.64%	5.64%
Reference rate, after initial interest rate period					5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.a. In April 2017 [Member]
Financial instruments
Notional amount										€ 750
Interest rate (as a percent)					6.75%				6.75%	6.75%
Initial interest rate term					5 years	5 years
Adjustment to reference rate, after initial interest rate period					6.803%				6.803%	6.803%
Reference rate, after initial interest rate period					5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.a. In September 2017 [Member]
Financial instruments
Notional amount										€ 1,000
Interest rate (as a percent)					5.25%				5.25%	5.25%
Initial interest rate term					6 years	6 years
Adjustment to reference rate, after initial interest rate period					4.999%				4.999%	4.999%
Issuance BY Banco Santander S.A. In February 2018 [Member]
Financial instruments
Outstanding issue amount				€ 1,250
Interest rate (as a percent)				2.125%
Initial interest rate term				10 years
Issuance By Banco Santander S.A. In March 2018 [Member]
Financial instruments
Outstanding issue amount			€ 1,500
Interest rate (as a percent)			4.75%
Initial interest rate term			7 years
Adjustment to reference rate, after initial interest rate period			4.10%
Issuance By Santander Bank Polska S.A. In April 2018 [Member]
Financial instruments
Outstanding issue amount		€ 1,000
Initial interest rate term		10 years
Adjustment to reference rate, after initial interest rate period		1.60%
Issuance By Banco Santander Mexico S.A. In October 2018 [Member]
Financial instruments
Outstanding issue amount | $	$ 1,300
Interest rate (as a percent)	5.95%
Initial interest rate term	10 years
Percentage of perpetual subordinated notes acquired	75.00%
Convertible Subordinated Issue | Santander UK plc
Financial instruments
Outstanding issue amount | £					£ 2,041
Amount acquired | £					£ 900
Conversion rate | £ / shares					£ 1
Subordinated liabilities
Financial instruments
Accrued interest							€ 966	€ 945		€ 770
Increase in accrued interest						€ 560	€ 395	€ 334
CCPSs
Financial instruments
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue					5.125%				5.125%	5.125%
Tier 1 Perpetual Subordinated Notes | Banco Santander (Brasil) S.A
Financial instruments
Notional amount | $									$ 1,248
Percentage of perpetual subordinated notes acquired					89.60%				89.60%	89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue					5.125%				5.125%	5.125%
Perpetual Subordinated Notes | Grupo Financiero Santander Mexico, S.A.B. De C.V. [Member]
Financial instruments
Notional amount | $									$ 500
Percentage of perpetual subordinated notes acquired					88.20%				88.20%	88.20%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue					5.125%				5.125%	5.125%